NATURE OF BUSINESS AND BASIS OF PRESENTATION AND LIQUIDITY:	Dec. 29, 2022
Recast [Member]
NATURE OF BUSINESS AND BASIS OF PRESENTATION AND LIQUIDITY:

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION AND LIQUIDITY:

I-Minerals Inc. (the “Company”) was incorporated under the laws of British Columbia, Canada, in 1984.  The Company is listed for trading on the TSX Venture Exchange under the symbol “IMA” and the OTCQB marketplace under the symbol “IMAHF”.

The Company’s principal business is the development of the Helmer-Bovill industrial mineral property (“the Property”) located in Latah County, Idaho.  Since inception, the Company has been in the exploration and evaluation stage but moved into the development stage in fiscal 2018.  In fiscal 2019, the Company reverted back to the evaluation stage as management determined that the Feasibility Study on the property should be considered non-current.  The Helmer-Bovill property is comprised of eleven mineral leases that host potentially economic deposits of feldspar, quartz and kaolinitic clays, primarily kaolinite and halloysite.

Basis of Presentation and Going Concern

The accompanying consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) on the basis that the Company will continue as a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for the next year.  Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern.  At April 30, 2022, the Company had not yet achieved profitable operations, had an accumulated deficit of $55,261,714 since inception and expects to incur further losses in the development of its business, all of which casts substantial doubt upon the Company’s ability to continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary financing to develop the Property and to meet its obligations and repay its liabilities arising from normal business operations when they come due. Although the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company. The Company has been receiving funds from a company controlled by a director of the Company through promissory notes (Note 6). Management considers that the Company will be able to obtain additional funds by promissory notes; however, there is no assurance of additional funding being available. The Company has historically satisfied its capital needs primarily by issuing equity securities and/or promissory notes. Management plans to continue to provide for its capital needs by issuing promissory notes. Upon completion of the sale, the Company plans to undertake a financing to fund its operations and reduce monthly expenses in an effort to conserve cash.